Property, plant and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Text Block1 [Abstract]
Summary of changes in property, plant and equipment
The changes in property, plant and equipment for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Land	Buildings	Machinery and equipment	Construction in progress	Total
Balance as of April 1, 2023:
Cost	79,291	921,156	2,202,010	201,299	3,403,756
Accumulated depreciation and impairment losses	(37)	(541,853)	(1,515,838)	(1,164)	(2,058,892)

Carrying amount	79,254	379,303	686,172	200,135	1,344,864

Changes in carrying amount:
Additions	6,068	14,886	100,199	374,735	495,888
Acquisitions through business combinations	-	912	472	12	1,396
Reclassifications	616	76,731	314,967	(394,995)	(2,681)
Disposals or classified as held for sale *1	(2,077)	(2,361)	(3,416)	(1,414)	(9,268)
Depreciation *2	-	(39,781)	(281,807)	-	(321,588)
Impairment losses	-	(76)	(258)	(11)	(345)
Translation adjustment	2,085	15,913	7,366	5,729	31,093
Other	-	(1,744)	(15,032)	57	(16,719)

Total changes	6,692	64,480	122,491	(15,887)	177,776

Balance as of March 31, 2024:
Cost	85,983	1,033,758	2,551,174	185,287	3,856,202
Accumulated depreciation and impairment losses	(37)	(589,975)	(1,742,511)	(1,039)	(2,333,562)

Carrying amount	85,946	443,783	808,663	184,248	1,522,640

Changes in carrying amount:
Additions	2,815	19,701	76,224	248,163	346,903
Acquisitions through business combinations	258	12,511	3,964	1,221	17,954
Reclassifications	371	56,556	213,401	(273,978)	(3,650)
Disposals or classified as held for sale *1	(657)	(1,957)	(5,762)	(984)	(9,360)
Depreciation *2	-	(45,722)	(301,344)	-	(347,066)
Impairment losses	-	(1,154)	(645)	(203)	(2,002)
Translation adjustment	(162)	(2,051)	901	497	(815)
Other	54	(212)	(10,904)	118	(10,944)

Total changes	2,679	37,672	(24,165)	(25,166)	(8,980)

Balance as of March 31, 2025:
Cost	88,662	1,093,460	2,719,283	159,963	4,061,368
Accumulated depreciation and impairment losses	(37)	(612,005)	(1,934,785)	(881)	(2,547,708)

Carrying amount	88,625	481,455	784,498	159,082	1,513,660

*1	An asset or disposal group for which the cash flows are expected to arise principally from sale rather than continuing use is classified to current asset as an asset held for sale.

*2
Depreciation expenses are allocated to the cost of inventory and are recognized in cost of sales as inventory is sold, or are directly recognized in selling, general and administrative expenses and research and development expenditures in the consolidated statements of income, depending on the use of the asset.